Segment Information - Narrative (Details)	Jan. 31, 2024 entity	Dec. 31, 2023 segment
Wholly-Owned Programs
Disclosure of operating segments [line items]
Number of reportable segments		1
Controlled founded entities
Disclosure of operating segments [line items]
Number of reportable segments		1
Establishment of new entities
Disclosure of operating segments [line items]
Number of entities established | entity	2